Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Summary of Deferred Tax Assets and Liabilities

	December 31, 2021	December 31, 2020 *
Property and equipment	(403,181)	(178,087)
Intangible assets	(78,888)	(73,496)
Long-term debt	8,025	4,852
Employee benefits	43,821	10,634
Provisions	42,900	15,151
Tax losses	11,313	94
Other	(2,917)	(108)
Net deferred tax liabilities	(378,927)	(220,960)
Presented as:
Deferred tax assets	29,695	11,207
Deferred tax liabilities	(408,622)	(232,167)

Summary of Movement in Temporary Differences
Movement in temporary differences during the year:

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2019	or loss	in equity	combinations	2020*
Property and equipment	(188,604)	12,981	(1,052)	(1,412)	(178,087)
Intangible assets	(78,801)	11,396	(880)	(5,211)	(73,496)
Long-term debt	5,886	(1,104)	70	-	4,852
Employee benefits	7,449	2,387	798	-	10,634
Provisions	9,874	5,191	86	-	15,151
Tax losses	14,603	(14,396)	(113)	-	94
Other	(1,358)	735	545	(30)	(108)
Net deferred tax liabilities	(230,951)	17,190	(546)	(6,653)	(220,960)

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2020*	or loss	in equity	combinations	2021
Property and equipment	(178,087)	(181)	1,401	(226,314)	(403,181)
Intangible assets	(73,496)	6,443	(790)	(11,045)	(78,888)
Long-term debt	4,852	3,158	15	-	8,025
Employee benefits	10,634	3,124	13,384	16,679	43,821
Provisions	15,151	14,499	13	13,237	42,900
Tax losses	94	(237)	(210)	11,666	11,313
Other	(108)	(893)	(1,916)	0	(2,917)
Net deferred tax liabilities	(220,960)	25,913	11,897	(195,777)	(378,927)